Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance	$ 108,936	$ 279
Provision for credit losses	20,428	110,229
Recovery	(99,845)
Foreign exchange translation	823	(1,572)
Ending balance	$ 30,342	$ 108,936